SHARE INCENTIVE PLAN	12 Months Ended
Sep. 30, 2019
SHARE INCENTIVE PLAN
25.	SHARE INCENTIVE PLAN
Share options
On April 18, 2008, the Company’s shareholders approved the “China Distance Education Holdings Limited Share Incentive Plan” (the “Prior Plan”), which permits the grant of share options and shares to its employees and non-employees
(the “Participants”). The maximum number of ordinary shares that may be delivered pursuant to compensatory awards granted to the “Participants” under the Prior Plan should not exceed 11,652,556 ordinary shares of par value US$0.0001 per share. On July 2, 2008, the Company’s shareholders approved the “China Distance Education Holdings Limited 2008 Performance Incentive Plan” (the “New Plan”). Subject to any amendment of the New Plan, the maximum number of ordinary shares that may be issued pursuant to the New Plan is equal to 5% of the total number of ordinary shares issued and outstanding as of August 4, 2008, plus an automatic annual increase on October 1 of each calendar year commencing with October 1, 2008, by an amount equal to the lesser of (i) 1%, 2% amended on November 28, 2017, of the total number of ordinary shares issued and outstanding on September 30 of the same calendar year, (ii) such number of ordinary shares as may be determined by the Company’s board of directors, or (iii) 2,850,000 ordinary shares, as amended on November 28, 2017. The purpose of these share incentive plans is to promote the success of the Company and the interests of its shareholders by providing a means through which the Company may grant equity-based incentives to attract, motivate, retain and reward certain officers, employees, directors and other eligible persons and to further link the interests of recipients with those of the Company’s shareholders generally. The New Plan had an expiration date of August 4, 2018, which was further extended to August 4, 2028. Option awards are generally granted with an exercise price equal to the market price of the Company’s stock at the date of grant; those option awards generally vest within 4 years of continuous service and have
10-year
contractual terms. Share awards generally vest for a service period of 1 to 2 years.
On August 23, 2017, the Company’s board of directors approved the modification of the exercise price of options granted on November 18, 2014 under Employee Stock Ownership Plan (“ESOP”). The exercise price was modified from US$3.32 to US$1.81 per share, which was determined by the closing price of New York Stock Exchange (“NYSE”) on the approval day. The Group used binomial option pricing model to measure the fair value of the incremental compensation cost, which is the excess of the fair-value-based measure of the modified award on the date of modification over the fair value of the original award immediately before the modification. The incremental fair value was recorded as compensation cost on the date of modification for vested awards and over the remaining service vesting period for unvested awards.

A summary of option activity of the share option granted to employees and non-executive
 directors as of September 30, 2017, 2018 and 2019, and changes during the years ended September 30, 2017, 2018 and 2019 are presented below:

Share option granted to	Number of	Weighted- average		Weighted- average remaining contractual	Aggregated
employees and non-executive directors	shares	exercise price		term (years)	intrinsic value
Outstanding, September 30, 2016	2,083,600	US$	2.86	7.55	765

Exercised	—		—
Forfeited	(58,000)	US$	3.32

Outstanding, September 30, 2017	2,025,600	US$	2.85	6.53	—

Exercised	(895,148)	US$	1.66
Forfeited	(71,352)	US$	1.17

Outstanding, September 30, 2018	1,059,100	US$	1.39	5.58	718

Exercised	—		—
Forfeited	(19,000)	US$	1.81	5.14	—

Outstanding, September 30, 2019	1,040,100	US$	1.39	4.57	—

Expected to vest, September 30, 2019	—		—

Exercisable as of September 30, 2019	1,040,100	US$	1.39	4.57	—

A summary of the activities of the share option granted to
non-employees
as of September 30, 2017, 2018 and 2019, and changes during the years ended September 30, 2017, 2018 and 2019 are presented below:

Share option granted to non-employees	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual term (years)	Aggregated intrinsic value
Outstanding, September 30, 2016	57,000	—	1.55	184

Exercised	—	—

Outstanding, September 30, 2017	57,000	—	0.55	96

Exercised	(57,000)	—

Outstanding, September 30, 2018 and 2019	—	—	—	—

Exercisable as of September 30, 2018 and 2019	—	—	—	—

The Company declared a cash dividend of US$0.1125, US$0.1125 and nil
per ordinary share on its outstanding shares to shareholders on the record date in the years ended September 30, 2017, 2018 and 2019, respectively. Refer to Note 26 for the disclosure of cash dividend. According to the terms of the Prior and New Plan, the exercise price was reduced for all the outstanding options by US$0.1125 during the year ended September 30, 2017 following the approval of the Company’s board of directors.
The total intrinsic value of options exercised during the years ended September 30, 2017, 2018 and 2019 were nil, US$749 and nil, respectively. The Company recorded share-based compensation expenses related to share options of US$1,216, US$1,231 and US$143 for the years ended September 30, 2017, 2018 and 2019, respectively. As of September 30, 2019, there was no unrecognized share-based compensation cost related to share options.
Nonvested shares
On December 3, 2018, the Company granted 150,000
non-vested shares to non-executive directors, which will be vested on the first anniversary of the issuance date. The grant-date value of a nonvested share was
US$1.92
, which was the closing price of the Company’s ADSs on NYSE on December 3, 2018. This grant resulted in a total share-based compensation of
US$287
, which to be recognized ratably over the requisite service period of one year.
On December 28, 2018, the Company granted 353,200
nonvested shares to executive directors, officers and employees under the New Plan. These nonvested shares are subject to a two
-year
vesting period with four substantially equal semi-annual installments. The grant-date value of the nonvested share was
US$1.76,
 which was the closing price of the Company’s ADSs on NYSE on December 28, 2018. This grant resulted in a total share-based compensation of

US$627,
which is to be recognized ratably over the requisite service period of two years.
On January 1 and January 12, 2019, the Company granted
160,000 and 291,968
nonvested shares to the co-chief financial officers. These nonvested shares are subject to a one-year vesting period with two semi-annual installments. The grant-date value of the nonvested share was
US$1.68 and US$1.71,
which was the closing price of the Company’s ADSs on NYSE on January 1 and January 12, 2019, respectively. This grant resulted in a total share-based compensation of
US$768,
which is to be recognized ratably over the requisite service period of one year.
These nonvested shares granted are restricted on transferability and will be forfeited if the directors cease to provide requisite service to the Company. Before the removal of such restrictions, the holders of the nonvested shares shall be entitled to all rights and privileges of those of ordinary shareholders, and shall be entitled to voting rights and dividends. Therefore, these nonvested shares are considered participating securities for the purpose of net earnings per share calculation.
The Company recorded share-based compensation expenses related to nonvested shares of
US$895, US$1,075 and US$1,862 for the years ended September 30, 2017, 2018 and 2019, respectively. As of September 30, 2019, there was US$750 of share-based compensation related to nonvested shares that is expected to be recognized over a weighted average period of 0.8 year.
A summary of the nonvested shares activities for the years ended September 30, 2017, 2018 and 2019 is as follows:

	Number of Nonvested shares outstanding	Weight average grant-date fair value	Aggregated intrinsic value
	US$
Nonvested shares outstanding as of September 30, 2016	463,983	3.72	1,498

Granted	125,000	3.03
Vested	(260,593)	3.75

Nonvested shares outstanding as of September 30, 2017	328,390	3.44	551

Granted	468,600	2.29
Vested	(346,493)	3.11

Nonvested shares outstanding as of September 30, 2018	450,497	2.49	933

Granted	955,168	1.76
Forfeited	(19,944)	2.13
Vested	(678,881)	2.16

Nonvested shares outstanding as of September 30, 2019	706,840	1.84	965

Nonvested shares expected to vest as of September 30, 2019	706,840	1.84	965

Share-based compensation expense
s
Total share-based compensation expense of share-based awards granted to employees, non-employees
and
non-executive
directors recognized for the years ended September 30, 2017, 2018 and 2019 are as follows:

	As of September 30,
	2017	2018	2019
	US$	US$	US$
Cost of sales	164	161	23
General and administrative expenses	1,862	2,065	1,972
Selling expenses	85	80	10

	2,111	2,306	2,005